RELATED PARTY BALANCE AND TRANSACTIONS - Schedule of Related Party Expenses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Related Party Transactions [Abstract]
Directors and management fees	$ 94	$ 92